41. Condensed Unconsolidated Financial Information of Companhia Paranaense de Energia - Copel (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfReserveForRisksLineItems [Line Items]
Reserve for risks	R$ 1,664,773	R$ 1,512,064	R$ 1,273,338
Companhia Paranaense de Energia - Copel
DisclosureOfReserveForRisksLineItems [Line Items]
Reserve for risks	292,180	255,095
Companhia Paranaense de Energia - Copel | Regulatory
DisclosureOfReserveForRisksLineItems [Line Items]
Reserve for risks	16,176	15,042
Companhia Paranaense de Energia - Copel | Labor
DisclosureOfReserveForRisksLineItems [Line Items]
Reserve for risks	588	518
Companhia Paranaense de Energia - Copel | Civil
DisclosureOfReserveForRisksLineItems [Line Items]
Reserve for risks	142,773	135,422
Companhia Paranaense de Energia - Copel | Tax Claim
DisclosureOfReserveForRisksLineItems [Line Items]
Reserve for risks	R$ 132,643	R$ 104,113